Common Stock and Warrants (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights	As of June 30, 2022 , the following Warrants were outstanding:

Warrant Type	Shares	Exercise Price
Public Warrants	8,050,000	$11.50
Private Placement Warrants	6,700,000	$11.50

Schedule of Reserved for Issuance
The Company has the following shares of common stock reserved for future issuance, on an as-if
converted basis:

	June 30, 2022		December 31, 2021
	Class A Common Stock	Class B Common Stock	Class A Common Stock	Class B Common Stock
Convertible preferred stock	—	—	—	115,287,015
Convertible preferred stock warrants	—	—	—	735,760
Private Placement Warrants	6,700,000	—	—	—
Public Warrants	8,050,000	—	—	—
Backstop Warrants	3,875,028	—	—	—
Common Stock Warrants	—	923,857	—	688,349
Outstanding Stock Options	9,323,547	15,312,140	—	27,882,520
Outstanding Restricted Stock Units	4,517,208	1,184,158	—	1,777,183
Remaining Shares available for issuance under 2016 Equity Incentive Plan	—	—	—	1,070,974
Remaining Shares available for issuance under 2022 Equity Incentive Plan	24,544,031	—	—	—
Shares available for issuance under 2022 Employee Stock Purchase Plan	3,274,070	—	—	—

Total shares of common stock reserved	60,283,884	17,420,155	—	147,441,801